Discontinued Operations Discontinued Operations (Narrative) (Details) (USD $) In Millions, unless otherwise specified	May 27, 2012 resturants	May 29, 2011	May 28, 2008 Segment, Discontinued Operations Bahama Breeze Restaurants resturants	May 27, 2007 Segment, Discontinued Operations Bahama Breeze Restaurants resturants
Number of restaurants (restaurants)	3		9	9
Assets associated with discontinued operations included in land, buildings and equipment	$ 5.6	$ 7.8